Organization and Description of Business - Additional Information (Detail)					1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 14, 2019 USD ($) $ / shares shares	May 24, 2019	Sep. 04, 2018 $ / shares shares	Apr. 01, 2018 shares	Nov. 30, 2018 USD ($)	Apr. 30, 2018 shares	Oct. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 23, 2018 USD ($)	Oct. 16, 2017 USD ($)
Organization And Description Of Business [Line Items]
Voting Interset Obtained By MGI Stockholders												92.00%
Operating losses								$ (10,413,000)	$ (4,707,000)	$ (23,887,000)	$ (21,772,000)	$ (29,429,000)	$ (22,593,000)
Accumulated deficit								(98,351,000)		(98,351,000)		(71,020,000)	(39,197,000)
Cash								35,686,000		35,686,000		20,029,000	5,297,000
Outstanding borrowings from lenders								27,000,000		27,000,000		27,500,000	10,300,000
Available capacity on borrowings								800,000		800,000		1,400,000	5,600,000
Equity financing								102,300,000		102,300,000		72,600,000
Reverse stock split of issued and outstanding shares of common stock		One-for-3.9
Term Loan
Organization And Description Of Business [Line Items]
Credit facility maximum borrowing amount												15,000,000		$ 25,000,000	$ 15,000,000
Outstanding borrowings from lenders								$ 15,000,000		$ 15,000,000
Term Loan | Midcap
Organization And Description Of Business [Line Items]
Credit facility maximum borrowing amount							$ 7,000,000
Outstanding borrowings from lenders					$ 0		0					0	$ 0
Horizon Term Loan
Organization And Description Of Business [Line Items]
Outstanding borrowings from lenders												15,000,000
Borrowings from term loan												15,000,000
Repaying of term loan												$ 4,900,000
Original Credit Facility | Midcap
Organization And Description Of Business [Line Items]
Credit facility maximum borrowing amount							15,000,000
Additional increase in borrowing amount							$ 30,000,000
Revolving Credit Facility | Midcap
Organization And Description Of Business [Line Items]
Credit facility maximum borrowing amount					25,000,000
Additional increase in borrowing amount					$ 50,000,000
Initial Public Offering
Organization And Description Of Business [Line Items]
Common stock, shares issued | shares	3,600,000
Shares issued, price per share | $ / shares	$ 10.00
Net proceeds from sale of common stock	$ 29,600,000
Series C Holders
Organization And Description Of Business [Line Items]
Shares outstanding | shares				900,000
All Stock And Warrants Other Than Series C Preferred Stock
Organization And Description Of Business [Line Items]
Common stock, warrants and preferred stock to common stock conversion ratio				0.3131
Series C Preferred Stock
Organization And Description Of Business [Line Items]
Preferred stock to common stock, conversion ratio				0.2564
Common stock warrants to common stock conversion ratio				0.2564
Common stock, shares issued | shares			1,900,000			5,992,750
Shares issued, price per share | $ / shares			$ 4.00